NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Reverse split	1-for-14
Cash, Uninsured Amount		$ 4,507,000		$ 656,000
Concentration of Credit Risk				21.00%
Product warranty Period				90 days
Deferred Revenue				$ 596,673	$ 315,370
Advertising cost				$ 0	$ 0
Number of Warrants Outstanding		1,376,466	1,376,466	1,376,466
Series B Convertible Preferred Stock [Member]
Product Information [Line Items]
Number of Shares upon Conversion			243,571	121,571
Series C Convertible Preferred Stock [Member]
Product Information [Line Items]
Number of Shares upon Conversion			818,182	454,546
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Number of incentive stock options		926,266	431,266	431,266	451,898	163,010
Patents And Trademarks [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment				17 years
Minimum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment				3 years
Product warranty Period				12 months
Maximum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment				5 years
Product warranty Period				36 months
UNITED STATES
Product Information [Line Items]
Concentration of Credit Risk				86.00%	51.00%
Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		10.00%
Customer 1 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		19.00%		83.00%	45.00%
Customer 1 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration of Credit Risk		42.00%		81.00%	56.00%
Customer 2 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration of Credit Risk		19.00%	79.00%		23.00%
Customer 2 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration of Credit Risk		36.00%		10.00%	30.00%
Vendor One [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		18.00%		14.00%	36.00%
Supplier Concentration Risk One [Member]
Product Information [Line Items]
Concentration of Credit Risk					11.00%